OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

13   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of December 31,
	2022	2023

Consideration payable for acquisitions	7,644	—
Asset retirement obligations	102,591	101,675
Deferred revenue – non-current (Note 4)	29,703	67,683
Deferred government grants	30,741	78,494
Others	97,574	55,887
Total	268,253	303,739